Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 2,736	$ 2,537	$ 7,254	$ 7,196	$ 9,736	$ 7,192
Cost of revenues	2,620	2,519	6,738	6,568	9,027	6,086
Gross profit	116	18	516	628	709	1,106
Operating expenses
Research and development	632	560	1,851	1,729	2,713	2,980
General and administrative	1,207	1,363	3,802	3,952	6,162	5,787
Sales and marketing	557	693	1,663	1,764	1,417	885
Total operating expenses	2,396	2,616	7,316	7,445	10,292	9,652
Loss from operations	(2,280)	(2,598)	(6,800)	(6,817)	(9,583)	(8,546)
Other income (expense), net:
Financial expense, net	(318)	(413)	(1,066)	(1,228)	(1,340)	(3,962)
Other income	3	55	74	142		331
Income before income taxes	(2,595)	(2,956)	(7,792)	(7,903)	(10,923)	(12,177)
Income tax expense	39	21	39	66	94	80
Net income (loss)	$ (2,634)	$ (2,977)	$ (7,831)	$ (7,969)	$ (11,017)	$ (12,257)
Net loss per share - diluted	$ (0.83)	$ (1.02)	$ (2.57)	$ (2.73)	$ (3.75)	$ (10.39)
Weighted average number of common shares outstanding - diluted	3,174	2,924	3,043	2,924	2,938	1,180
Net loss per share - basic	$ (0.83)	$ (1.02)	$ (2.57)	$ (2.73)	$ (3.75)	$ (10.39)
Weighted average number of common shares outstanding - basic	3,174	2,924	3,043	2,924	2,938	1,180